Summary of Significant Accounting Policies - Foreign Currency Translation (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies
Foreign Currency Transaction Gain (Loss), Realized	$ (11,476)	$ 9,954	$ (1,571)